Shareholder Report, Holdings (Details)	Jun. 30, 2024
VIP Technology Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Technology Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
VIP Technology Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Technology Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Technology Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Technology Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Technology Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Technology Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VIP Technology Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VIP Technology Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Technology Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Technology Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Technology Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Technology Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
VIP Technology Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Initial Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Technology Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Technology Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Technology Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Technology Portfolio - Initial Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Initial Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.40%
VIP Technology Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Health Care Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VIP Health Care Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Health Care Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Health Care Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Health Care Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Health Care Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Health Care Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Health Care Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Health Care Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
VIP Health Care Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Health Care Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Health Care Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
VIP Health Care Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Health Care Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Health Care Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Health Care Portfolio - Initial Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Initial Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Health Care Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Health Care Portfolio - Initial Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Health Care Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Health Care Portfolio - Initial Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Health Care Portfolio - Initial Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Initial Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Initial Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Health Care Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Financials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Financials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Financials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Financials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Financials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Financials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Financials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Financials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
VIP Financials Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Financials Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
VIP Financials Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Financials Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Financials Portfolio - Investor Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Investor Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Financials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Financials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Financials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Financials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Financials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Financials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Financials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Financials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Financials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
VIP Financials Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Financials Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
VIP Financials Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Financials Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Financials Portfolio - Initial Class | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Initial Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Financials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Utilities Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
VIP Utilities Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Utilities Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Utilities Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Utilities Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Utilities Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Utilities Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Utilities Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Utilities Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	67.00%
VIP Utilities Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Utilities Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Utilities Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Utilities Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Utilities Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
VIP Utilities Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Utilities Portfolio - Investor Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Utilities Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Communication Services Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Communication Services Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
VIP Communication Services Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Communication Services Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Communication Services Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Communication Services Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Communication Services Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	55.00%
VIP Communication Services Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Communication Services Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Communication Services Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Communication Services Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Communication Services Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
VIP Communication Services Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Communication Services Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Initial Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Communication Services Portfolio - Initial Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Communication Services Portfolio - Initial Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Initial Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Communication Services Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Technology Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Technology Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
VIP Technology Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Technology Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Technology Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Technology Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Technology Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Technology Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VIP Technology Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VIP Technology Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Technology Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Technology Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Technology Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Technology Portfolio - Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
VIP Technology Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Service Class 2 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Technology Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Technology Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Technology Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Technology Portfolio - Service Class 2 | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Service Class 2 | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.40%
VIP Technology Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Industrials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Industrials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Industrials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Industrials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Industrials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Industrials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Industrials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Industrials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Industrials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Industrials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Industrials Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Industrials Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Industrials Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Industrials Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Industrials Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Industrials Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Industrials Portfolio - Initial Class | TI10Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Industrials Portfolio - Initial Class | TI11Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Industrials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Industrials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
VIP Industrials Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.50%
VIP Communication Services Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
VIP Communication Services Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Communication Services Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Communication Services Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Communication Services Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Communication Services Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	55.00%
VIP Communication Services Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.20%
VIP Communication Services Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
VIP Communication Services Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
VIP Communication Services Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Communication Services Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Communication Services Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
VIP Communication Services Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Communication Services Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Communication Services Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Communication Services Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Communication Services Portfolio - Investor Class | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
VIP Communication Services Portfolio - Investor Class | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Communication Services Portfolio - Investor Class | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Communication Services Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Communication Services Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Consumer Discretionary Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Consumer Discretionary Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Discretionary Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Discretionary Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Discretionary Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Discretionary Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Consumer Discretionary Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Consumer Discretionary Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Consumer Discretionary Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
VIP Consumer Discretionary Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
VIP Consumer Discretionary Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
VIP Consumer Discretionary Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Consumer Discretionary Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Consumer Discretionary Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Consumer Discretionary Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Consumer Discretionary Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Investor Class | TI10Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
VIP Consumer Discretionary Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Consumer Discretionary Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Health Care Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VIP Health Care Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Health Care Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Health Care Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Health Care Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Health Care Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Health Care Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Health Care Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Health Care Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
VIP Health Care Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Health Care Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Health Care Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
VIP Health Care Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Health Care Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Health Care Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Health Care Portfolio - Service Class 2 | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Service Class 2 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Health Care Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Health Care Portfolio - Service Class 2 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Service Class 2 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Health Care Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Health Care Portfolio - Service Class 2 | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Health Care Portfolio - Service Class 2 | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Service Class 2 | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Service Class 2 | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Health Care Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Consumer Staples Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Consumer Staples Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Consumer Staples Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Consumer Staples Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Consumer Staples Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Consumer Staples Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Consumer Staples Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Staples Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Staples Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.60%
VIP Consumer Staples Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
VIP Consumer Staples Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Consumer Staples Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
VIP Consumer Staples Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Consumer Staples Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Consumer Staples Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Staples Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP Consumer Staples Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Staples Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Staples Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
VIP Real Estate Portfolio - Service Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Real Estate Portfolio - Service Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Service Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Real Estate Portfolio - Service Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Real Estate Portfolio - Service Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Real Estate Portfolio - Service Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Real Estate Portfolio - Service Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Real Estate Portfolio - Service Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Real Estate Portfolio - Service Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Real Estate Portfolio - Service Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Real Estate Portfolio - Service Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.80%
VIP Real Estate Portfolio - Service Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Real Estate Portfolio - Service Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Real Estate Portfolio - Service Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Real Estate Portfolio - Service Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Real Estate Portfolio - Service Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Real Estate Portfolio - Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Service Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Real Estate Portfolio - Service Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Financials Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Financials Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
VIP Financials Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Financials Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Financials Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Financials Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Financials Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Financials Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Financials Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Financials Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
VIP Financials Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Financials Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
VIP Financials Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Financials Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	92.70%
VIP Financials Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Financials Portfolio - Service Class 2 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
VIP Financials Portfolio - Service Class 2 | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Financials Portfolio - Service Class 2 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Financials Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
VIP Financials Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Staples Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Consumer Staples Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Consumer Staples Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Consumer Staples Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Consumer Staples Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Consumer Staples Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Consumer Staples Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Staples Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Staples Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.60%
VIP Consumer Staples Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
VIP Consumer Staples Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Consumer Staples Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
VIP Consumer Staples Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Consumer Staples Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Consumer Staples Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Staples Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP Consumer Staples Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Staples Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Staples Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
VIP Energy Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Energy Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Energy Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Energy Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Energy Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Energy Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Energy Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Energy Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Energy Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Energy Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	79.50%
VIP Energy Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Energy Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Energy Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Energy Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	83.20%
VIP Energy Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Energy Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Energy Portfolio - Investor Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Investor Class | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Investor Class | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Energy Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Service Class 2 | TI10Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
VIP Consumer Discretionary Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Consumer Discretionary Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Service Class 2 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Service Class 2 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Energy Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Energy Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Energy Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Energy Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Energy Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Energy Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Energy Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Energy Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Energy Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	79.50%
VIP Energy Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Energy Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Energy Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Energy Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	83.20%
VIP Energy Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Energy Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Energy Portfolio - Initial Class | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Initial Class | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Initial Class | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Energy Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Staples Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
VIP Consumer Staples Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Consumer Staples Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
VIP Consumer Staples Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
VIP Consumer Staples Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Consumer Staples Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Consumer Staples Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Consumer Staples Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Staples Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
VIP Consumer Staples Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.60%
VIP Consumer Staples Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
VIP Consumer Staples Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
VIP Consumer Staples Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
VIP Consumer Staples Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
VIP Consumer Staples Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Consumer Staples Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Consumer Staples Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
VIP Consumer Staples Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Staples Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Staples Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
VIP Materials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
VIP Materials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Materials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Materials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Materials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Materials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Materials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Materials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Materials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Materials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Materials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	65.70%
VIP Materials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
VIP Materials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Materials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Materials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Materials Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Materials Portfolio - Investor Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Materials Portfolio - Investor Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Materials Portfolio - Investor Class | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Materials Portfolio - Investor Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Materials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
VIP Consumer Discretionary Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Consumer Discretionary Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Consumer Discretionary Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Consumer Discretionary Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Consumer Discretionary Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Consumer Discretionary Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Consumer Discretionary Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Consumer Discretionary Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Consumer Discretionary Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Consumer Discretionary Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
VIP Consumer Discretionary Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
VIP Consumer Discretionary Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
VIP Consumer Discretionary Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
VIP Consumer Discretionary Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
VIP Consumer Discretionary Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Consumer Discretionary Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Consumer Discretionary Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Consumer Discretionary Portfolio - Initial Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Initial Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Consumer Discretionary Portfolio - Initial Class | TI10Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
VIP Consumer Discretionary Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Consumer Discretionary Portfolio - Initial Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Consumer Discretionary Portfolio - Initial Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Consumer Discretionary Portfolio - Initial Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Consumer Discretionary Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Consumer Discretionary Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
VIP Consumer Discretionary Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Technology Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
VIP Technology Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
VIP Technology Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
VIP Technology Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Technology Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
VIP Technology Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Technology Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Technology Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	41.10%
VIP Technology Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
VIP Technology Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
VIP Technology Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
VIP Technology Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
VIP Technology Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Technology Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
VIP Technology Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Technology Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Technology Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
VIP Technology Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Technology Portfolio - Investor Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Technology Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Technology Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Technology Portfolio - Investor Class | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Technology Portfolio - Investor Class | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Technology Portfolio - Investor Class | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.40%
VIP Technology Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Technology Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Technology Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Real Estate Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Real Estate Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Real Estate Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Real Estate Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Real Estate Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Real Estate Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Real Estate Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Real Estate Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Real Estate Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Real Estate Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.80%
VIP Real Estate Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Real Estate Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Real Estate Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Real Estate Portfolio - Initial Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Real Estate Portfolio - Initial Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Real Estate Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Real Estate Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Energy Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
VIP Energy Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Energy Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
VIP Energy Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Energy Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Energy Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
VIP Energy Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Energy Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Energy Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Energy Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
VIP Energy Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	79.50%
VIP Energy Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
VIP Energy Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Energy Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Energy Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.20%
VIP Energy Portfolio - Service Class 2 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.20%
VIP Energy Portfolio - Service Class 2 | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Service Class 2 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
VIP Energy Portfolio - Service Class 2 | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
VIP Energy Portfolio - Service Class 2 | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Energy Portfolio - Service Class 2 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Energy Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
VIP Energy Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
VIP Industrials Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
VIP Industrials Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Industrials Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Industrials Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
VIP Industrials Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Industrials Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Industrials Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Industrials Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Industrials Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Industrials Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
VIP Industrials Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.20%
VIP Industrials Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
VIP Industrials Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
VIP Industrials Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Industrials Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Industrials Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Industrials Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Industrials Portfolio - Investor Class | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Industrials Portfolio - Investor Class | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
VIP Industrials Portfolio - Investor Class | TI10Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Industrials Portfolio - Investor Class | TI11Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
VIP Industrials Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Industrials Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
VIP Industrials Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Real Estate Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Real Estate Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Real Estate Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Real Estate Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Real Estate Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Real Estate Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Real Estate Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Real Estate Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Real Estate Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Real Estate Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.80%
VIP Real Estate Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Real Estate Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Real Estate Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Real Estate Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Real Estate Portfolio - Investor Class | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Real Estate Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Real Estate Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Utilities Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
VIP Utilities Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Utilities Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
VIP Utilities Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
VIP Utilities Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Utilities Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
VIP Utilities Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
VIP Utilities Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
VIP Utilities Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Utilities Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	67.00%
VIP Utilities Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
VIP Utilities Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
VIP Utilities Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
VIP Utilities Portfolio - Initial Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
VIP Utilities Portfolio - Initial Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	99.30%
VIP Utilities Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Utilities Portfolio - Initial Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Utilities Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Utilities Portfolio - Initial Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Materials Portfolio - Initial Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
VIP Materials Portfolio - Initial Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
VIP Materials Portfolio - Initial Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
VIP Materials Portfolio - Initial Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
VIP Materials Portfolio - Initial Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Materials Portfolio - Initial Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Materials Portfolio - Initial Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Materials Portfolio - Initial Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
VIP Materials Portfolio - Initial Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Materials Portfolio - Initial Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Materials Portfolio - Initial Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	65.70%
VIP Materials Portfolio - Initial Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
VIP Materials Portfolio - Initial Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
VIP Materials Portfolio - Initial Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
VIP Materials Portfolio - Initial Class | United States
Holdings [Line Items]
Percent of Net Asset Value	89.10%
VIP Materials Portfolio - Initial Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
VIP Materials Portfolio - Initial Class | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Materials Portfolio - Initial Class | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Materials Portfolio - Initial Class | Chile
Holdings [Line Items]
Percent of Net Asset Value	1.20%
VIP Materials Portfolio - Initial Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Materials Portfolio - Initial Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.70%
VIP Health Care Portfolio - Investor Class | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VIP Health Care Portfolio - Investor Class | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
VIP Health Care Portfolio - Investor Class | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
VIP Health Care Portfolio - Investor Class | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
VIP Health Care Portfolio - Investor Class | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
VIP Health Care Portfolio - Investor Class | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
VIP Health Care Portfolio - Investor Class | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
VIP Health Care Portfolio - Investor Class | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
VIP Health Care Portfolio - Investor Class | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
VIP Health Care Portfolio - Investor Class | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
VIP Health Care Portfolio - Investor Class | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
VIP Health Care Portfolio - Investor Class | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
VIP Health Care Portfolio - Investor Class | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
VIP Health Care Portfolio - Investor Class | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
VIP Health Care Portfolio - Investor Class | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
VIP Health Care Portfolio - Investor Class | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VIP Health Care Portfolio - Investor Class | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Investor Class | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
VIP Health Care Portfolio - Investor Class | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
VIP Health Care Portfolio - Investor Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
VIP Health Care Portfolio - Investor Class | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
VIP Health Care Portfolio - Investor Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
VIP Health Care Portfolio - Investor Class | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Investor Class | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%
VIP Health Care Portfolio - Investor Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
VIP Health Care Portfolio - Investor Class | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Investor Class | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
VIP Health Care Portfolio - Investor Class | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
VIP Health Care Portfolio - Investor Class | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
VIP Health Care Portfolio - Investor Class | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
VIP Health Care Portfolio - Investor Class | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
VIP Real Estate Portfolio - Service Class 2 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
VIP Real Estate Portfolio - Service Class 2 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
VIP Real Estate Portfolio - Service Class 2 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
VIP Real Estate Portfolio - Service Class 2 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
VIP Real Estate Portfolio - Service Class 2 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
VIP Real Estate Portfolio - Service Class 2 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
VIP Real Estate Portfolio - Service Class 2 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VIP Real Estate Portfolio - Service Class 2 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
VIP Real Estate Portfolio - Service Class 2 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
VIP Real Estate Portfolio - Service Class 2 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
VIP Real Estate Portfolio - Service Class 2 | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	37.80%
VIP Real Estate Portfolio - Service Class 2 | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class 2 | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
VIP Real Estate Portfolio - Service Class 2 | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
VIP Real Estate Portfolio - Service Class 2 | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
VIP Real Estate Portfolio - Service Class 2 | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
VIP Real Estate Portfolio - Service Class 2 | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
VIP Real Estate Portfolio - Service Class 2 | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
VIP Real Estate Portfolio - Service Class 2 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
VIP Real Estate Portfolio - Service Class 2 | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
VIP Real Estate Portfolio - Service Class 2 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%